Commitments and Contingencies (Details) - Schedule of Outstanding Promissory Note - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Outstanding Promissory Note [Line Items]
Debt discount, net of amortization	$ (239,511)
Promissory note, net of discount	310,489
January 13, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Principal value of promissory note	350,000
April 2, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Principal value of promissory note	$ 200,000